Loans and Related Allowance for Loan Losses (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Beginning balance	$ 269	$ 262
New loans or draws on existing loans	46	19
Loan repayments	(21)	(12)
Ending balance	$ 294	$ 269